Basis of Presentation	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
2.	Basis of Presentation

The consolidated financial statements include the accounts of Newegg Commerce, Inc. and its consolidated subsidiaries. All intercompany balances and transactions are eliminated upon consolidation.